Submission	Sep. 21, 2026
Submission [Line Items]
Central Index Key	0000048732
Registrant Name	CENTERPOINT ENERGY HOUSTON ELECTRIC LLC
Registration File Number	333-295924-02
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES